Subsequent Events (Details Narrative)									1 Months Ended							3 Months Ended	12 Months Ended
	Oct. 16, 2019 $ / shares shares	Oct. 04, 2019 USD ($) shares	Oct. 04, 2019 CAD ($) $ / shares shares	Oct. 01, 2019 $ / shares shares	Sep. 12, 2019 USD ($) shares	Sep. 12, 2019 CAD ($) $ / shares shares	Dec. 11, 2018 shares	Jun. 06, 2018 shares	Nov. 30, 2019 USD ($)	Aug. 21, 2019 $ / shares shares	Jul. 16, 2019 USD ($)	Jul. 16, 2019 CAD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2018 CAD ($)	Nov. 24, 2017 shares	Oct. 31, 2019 USD ($) shares	Aug. 12, 2019 USD ($) shares	Aug. 12, 2019 CAD ($) $ / shares shares	Jul. 31, 2019 USD ($) shares	Jul. 31, 2018 USD ($) shares
Subsequent Event [Line Items]
Proceeds from issuance of common stock					$ 19,450	$ 25,682					$ 5,057	$ 6,600	$ 1,205,196	$ 1,603,080		$ 75,549			$ 21,561,568	$ 4,806,025
Common stock shares issued																101,760,232			97,279,891	47,774,817
Exercise price of warrants | $ / shares			$ 0.90			$ 0.66												$ 0.66
Employee Stock Option
Subsequent Event [Line Items]
Stock option granted				250,000			2,050,000	175,000							3,850,000	3,100,000			2,050,000	4,025,000
Subsequent Event | Employee Stock Option
Subsequent Event [Line Items]
Exercise price of warrants | $ / shares	$ 0.88			$ 0.93						$ 0.88
Option vesting desceiption				The options are subject to vesting provisions such that 25% of the options vest six months from the date of grant, 25% of the options vest 12 months from the date of grant, 25% of the options vest eighteen months from the date of grant and 25% of the options vest twenty-four months from the date of grant.						The options are subject to vesting provisions such that 25% of the options vest six months from the date of grant, 25% of the options vest twelve months from the date of grant, 25% of the options vest eighteen months from the date of grant and 25% of the options vest twenty-four months from the date of grant.
Expiry date				1 October 2024						21 August 2024
Stock option granted				250,000						2,850,000
Maturity period				5 years						5 years
Stock option cancelled	400,000
Subsequent Event | Warrant
Subsequent Event [Line Items]
Proceeds from issuance of common stock		$ 15,359	$ 20,454		$ 19,449	$ 25,682											$ 40,765	$ 53,850
Common stock shares issued			22,727			38,912												81,591
Exercise price of warrants | $ / shares			$ 0.90			$ 0.66												$ 0.66
Warrant exercised		22,727	22,727		38,912	38,912											81,591	81,591
Subsequent Event | Settlement Agreement
Subsequent Event [Line Items]
Percentage of proceeds received from the sale of inventory									100.00%
Subsequent Event | Brand Director Agreement
Subsequent Event [Line Items]
Contribution fee | $									$ 5,000
Subsequent Event | License Agreement
Subsequent Event [Line Items]
Monthly fee payable on a quarterly basis | $									100
Subsequent Event | Equipment Purchase Agreement
Subsequent Event [Line Items]
Equipment purchase price | $									$ 235,684.93
Subsequent Event | NMG SD Settlement Agreement
Subsequent Event [Line Items]
Common stock shares issued																		4,337,111